Changes in accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Basis Of Presentation [Abstract]
Impact on equity attributable to owners due to amendments	. The impact on equity attributable to owners of Rio Tinto at 1 January 2023 of implementing the amendments to IAS 12 is as follows:

At 1 January	2023 US$m	2022 US$m	2021 US$m
Equity attributable to owners of Rio Tinto (previously reported)	50,175	51,415	47,054
Impact of IAS 12 amendments(a)	459	515	516
Restated equity attributable to owners of Rio Tinto	50,634	51,930	47,570
(a)Retained earnings adjustments at 1 January 2023 and 2022 include the impact of income statement adjustments for the years ended 31 December 2022 and 2021, respectively.

Restatement of deferred tax balances
The restatement of deferred tax balances for the comparative reporting date is as follows:

31 December 2022
US$m
Deferred tax assets (previously reported)	2,766
Impact of IAS 12 amendments	30
Deferred tax assets (restated)	2,796

Deferred tax liabilities (previously reported)	(3,601)
Impact of IAS 12 amendments	437
Deferred tax liabilities (restated)	(3,164)

Net impact of IAS 12 amendments on deferred tax balances	467
Comprising, prior to offsetting of balances:
Deferred tax assets arising from:
- Provisions and other liabilities	1,586
- Capital allowances	(57)
1,529
Deferred tax liabilities arising from Capital allowances	(1,062)